Short-Term Borrowings (Narrative) (Details) $ in Millions	1 Months Ended	12 Months Ended
	Nov. 30, 2017 USD ($) item	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Line of Credit Facility [Line Items]
Outstanding borrowing under the revolving credit facility		$ 950	$ 789
Outstanding borrowing, interest rate		2.62%	1.72%
Letters of credit		$ 9	$ 7
Commitment fee		0.125%
Borrowing capacity available under the credit facility		$ 1,041	$ 1,204
Maximum [Member]
Line of Credit Facility [Line Items]
Commitment fee		0.225%
Minimum [Member]
Line of Credit Facility [Line Items]
Commitment fee		0.075%
Letter of Credit [Member]
Line of Credit Facility [Line Items]
Outstanding borrowing, interest rate		1.325%
Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Maximum borrowing capacity	$ 2,000
Number of revolving credit facilities extension options | item	2
Extension period for revolving line of credit	1 year
Expiration of revolving credit facility	Nov. 01, 2022
Revolving Credit Facility [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Additional increase in borrowing capacity amount	$ 100
Debt-to-capitalization ratio		1.00
Revolving Credit Facility [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Additional increase in borrowing capacity amount	$ 400
Debt-to-capitalization ratio		0.65
London Interbank Offered Rate (LIBOR) [Member]
Line of Credit Facility [Line Items]
Spread over variable rate		1.125%
London Interbank Offered Rate (LIBOR) [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Spread over variable rate		1.50%
London Interbank Offered Rate (LIBOR) [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Spread over variable rate		0.875%
Federal Funds Effective Rate [Member]
Line of Credit Facility [Line Items]
Spread over variable rate		0.50%
One-Month London Interbank Offered Rate [Member]
Line of Credit Facility [Line Items]
Spread over variable rate		1.00%
One-Month London Interbank Offered Rate [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Spread over variable rate		0.50%
One-Month London Interbank Offered Rate [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Spread over variable rate		0.00%